Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2013 (in millions):

	Year Ended December 31, 2013
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$7,294.9	$1,196.9	$8,491.8
Other revenue	185.8	—	185.8

Net revenues	7,480.7	1,196.9	8,677.6
Operating expenses:
Cost of sales(1)	3,666.2	1,024.5	4,690.7
Selling and marketing	928.1	92.2	1,020.3
General and administrative	994.9	32.6	1,027.5

Contribution	$1,891.5	$47.6	$1,939.1

Contribution margin	25.3%	4.0%	22.3%
Research and development			616.9
Amortization			842.7
Goodwill impairments			647.5
Loss on assets held for sale			42.7
Loss on asset sales, impairments and contingent consideration adjustment, net			212.5

Operating (loss)			$(423.2)

Operating margin			(4.9)%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2012 (in millions):

	Year Ended December 31, 2012
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$4,796.8	$986.4	$5,783.2
Other revenue	131.7	—	131.7

Net revenues	4,928.5	986.4	5,914.9
Operating expenses:
Cost of sales(1)	2,547.7	846.6	3,394.3
Selling and marketing	472.9	73.6	546.5
General and administrative	587.4	37.9	625.3

Contribution	$1,320.5	$28.3	$1,348.8

Contribution margin	26.8%	2.9%	22.8%
Research and development			402.5
Amortization			481.1
Loss on asset sales, impairments and contingent consideration adjustment, net			149.5

Operating income			$315.7

Operating margin			5.3%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2011 (in millions):

	Year Ended December 31, 2011
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$3,685.1	$776.2	$4,461.3
Other revenue	123.1	—	123.1

Net revenues	3,808.2	776.2	4,584.4
Operating expenses:
Cost of sales(1)	1,913.8	652.7	2,566.5
Selling and marketing	340.8	61.0	401.8
General and administrative	328.0	25.1	353.1

Contribution	$1,225.6	$37.4	$1,263.0

Contribution margin	32.2%	4.8%	27.5%
Research and development			306.6
Amortization			354.3
Loss on asset sales, impairments and contingent consideration adjustment, net			78.7

Operating income			$523.4

Operating margin			11.4%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Schedule of Net Revenues for Reporting Units in Actavis Pharma Segment

The following table presents net revenues for the reporting units in the Actavis Pharma segment for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
North American Brands:
Women’s Health	$292.8	$61.9	$32.5
Urology / Gastroenterology	408.8	217.7	209.0
Dermatology / Established Brands	360.9	198.6	190.6

Total North American Brands	1,062.5	478.2	432.1
North American Generics	3,915.7	3,472.2	2,945.6
International	2,502.5	978.1	430.5

Net Revenues	$7,480.7	$4,928.5	$3,808.2

Schedule of Net Product Sales by Geographic Areas

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Americas	$6,051.4	$4,867.3	$4,089.9
Europe	2,003.8	677.7	288.8
MEAAP	436.6	238.2	82.6

	$8,491.8	$5,783.2	$4,461.3

Schedule of Net Product Sales by Therapeutic Categories

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Central nervous system	$2,465.6	$1,964.0	$1,517.4
Cardiovascular	1,692.6	1,298.5	977.2
Hormones and synthetic substitutes	1,181.0	868.5	724.7
Anti-infective agents	469.1	267.9	197.9
Dermatologicals	375.0	78.7	55.3
Gastrointestinal	303.5	160.0	95.5
Alimentary tract and metabolism	246.1	47.5	—
Urology	161.7	174.0	140.5
Musculo-skeletal system	153.5	—	—
Women’s healthcare	120.0	—	—
Other	1,323.7	924.1	752.8

	$8,491.8	$5,783.2	$4,461.3